Leases - Maturities of lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
2022	$ 20
2023	19
2024	17
2025	11
2026	9
After 2026	31
Total	107
Less: Amounts representing interest	7
Present value of future minimum lease payments	100	$ 115
Less: Current obligations	7	22
Long-term obligations	93	93
Operating Leases
2022	280
2023	203
2024	134
2025	80
2026	45
After 2026	151
Total	893
Less: Amounts representing interest	39
Present value of future minimum lease payments	854	865
Current operating lease liabilities	263	256
Operating lease liabilities	$ 591	$ 609